Summary of Changes in Fair Value of Private Placement Warrant Liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2024	$ 296,000
Balance at December 31, 2025		$ 296,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2024	295,603
Change in fair value	395,000	(1,228,906)
Balance at December 31, 2025	1,250,000	295,603
February Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on issuance	$ 559,000
June Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on issuance		361,000
August Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on issuance		356,000
October Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on issuance		$ 807,509